Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2019
Asset retirement obligations
Summary of reconciliation of changes in Vermilion's asset obligations

The following table reconciles the change in Vermilion’s asset retirement obligations:

	2019	2018
Balance at January 1	650,164	517,180
Additional obligations recognized	7,595	211,580
Changes in estimated abandonment timing and costs	39,722	(98,158)
Obligations settled	(19,442)	(15,765)
Accretion	32,667	31,219
Changes in discount rates	(57,635)	(6,646)
Foreign exchange	(34,870)	10,754
Balance at December 31	618,201	650,164

Schedule of risk free rates used to discount the obligations

The risk-free rates used as inputs to discount the obligations were as follows:

	Dec 31, 2019	Dec 31, 2018
Canada	1.7%	2.2%
France	0.9%	1.6%
Netherlands	(0.1)%	0.4%
Germany	0.3%	0.9%
Ireland	0.6%	1.6%
Australia	1.6%	2.6%
United States	2.4%	2.7%